THE MARKMAN MULTIFUNDS

ANNUAL REPORT
DECEMBER 31, 1996

HILLEL ON THE MARKET

1997: WILL LOWER RISK MEAN HIGHER GAIN?

UPDATES ON CONSERVATIVE, MODERATE, AGGRESSIVE PORTFOLIOS

Why is this man smiling?

photographic image of Bob Markman

PPESIDENT'S MESSAGE

Photographic image of Bob Markman

Bob Markman
CEO & President
The Markman MultiFunds

Dear Fellow Investors,

Wait a second.
What is wrong with that picture? The guy is worried about the market; his caution has caused his Funds to lag in 1996. So, yeah, why is this man smiling?

The answer is simple: While I foresee a difficult year for the overall market, there are, at the same time, opportunities for significant gains in areas with more limited downside. More upside, less risk - I can't wait.

Of course, the minute I make a statement like that, our attorneys start reaching for the Tagamet, so let me explain and put it in context.

THE GOLDEN RULE:

IN ANCIENT TIMES, A STUDENT ASKED THE GREAT JEWISH SAGE HILLEL WHAT THE TRUE MESSAGE WAS OF THE SCRIPTURES. HILLEL REPLIED, "THERE IS ONLY ONE MESSAGE, `LOVE THY NEIGHBOR.' ALL ELSE IS COMMENTARY." THE GOLDEN RULE FOR US IS "BUY LOW, SELL HIGH." ALL ELSE IS COMMENTARY.

Long term, prudent investing is, has always been, and always will be, grounded in the concept of buying an asset at a bargain price and selling it when it is overvalued - or at least fully valued.

This sounds simple enough on the surface until we confront the fact that discussions and disagreements on full, fair, under and overvaluations are the everyday coin of Wall Street, with thousands of differing opinions proclaimed daily. Every trade on every stock is a microcosm inwhich one side says "cheap," the other says "dear." So the "truth" about values is elusive and difficult to determine.

Only children, fools (and perhaps most baby boomers) believe that the world was created fresh for them, with new rules designed to create maximum fun, ease, and pleasure. The more unpleasant, dull, and realistic view of life is that we all exist within an historic context; there are rules, norms, and long-established processes.

Certainly change does occur. One can profit handsomely by recognizing when and where it does, but there is good reason why smart investors know that the four most dangerous words in the investment world are "this time it's different."

So a good starting point for cutting through all the noise of the marketplace to attempt to recognize value is always to understand the historic context of the situation. What can previous experiences about valuations, sentiment, and cycles tell us about where we are now and what we might prudently do?

Buy low, sell high. Buy low, sell high. Buy low, sell high. Buy low, sell high. Buy low, sell high. Buy low, sell high.

Regression to the Mean: THE FIRST SHOE DROPS

In my last quarterly report to you (September 30, 1996), I laid out the case that, given long-term historic ranges of returns, we are likely entering the tail end of this incredible bull market. I made the point that the bloated returns achieved by some funds over the past three to five years were simply unsustainable. I specifically pointed out that:

"Risks are particularly acute in those funds that pursue aggressive momentum strategies."

Accordingly, we cut way back on those holdings and noted in our report that in our Aggressive Fund we eliminated eight small and mid-cap aggressive funds. And what indeed happened? In a quarter of otherwise excellent returns, none of these funds managed to show a gain; some sank like stones:

----------------------------------------------------
GRAVITY WORKS

Perkins Opportunity                  Down      12.3%
IAI Emerging Growth                  Down      11.7%
Van Wagoner Emerging Growth          Down      10.9%
PBHG Growth                          Down       6.9%
Navallier Aggressive Small Cap       Down       6.7%
Parkstone Small Cap                  Down       3.9%
Scudder Development                  Down       2.8%
Warburg Pincus Post Venture          Down       1.9%

Average loss of aggressive
     funds sold                      Down       7.14%

Gain of Markman Aggressive
     Growth Fund in 4th Quarter      Up        +6.22%

These are all good (some excellent) funds with
experienced capable and, in some cases, brilliant
managers. We do NOT mean to imply that we are smarter
than they are. WE'RE NOT. Our only point is that nature
commands even the most magnificent high-flying bird to
return to earth eventually.
----------------------------------------------------

The S&P and the Dow: THE OTHER SHOE WILL DROP

The aggressive small cap momentum funds moved furthest, fastest. So they began to experience regression to the mean first. But the big blue chip stocks that are propelling the Dow and S&P 500 are not immune from this immutable law of market physics either. As we begin the new year, we are in the midst of a late stage blue chip feeding frenzy; a buying panic just as mindless in its own way as the momentum buying of last spring. This, too, will end badly. Perhaps not in a vicious decline, but certainly in a way that causes expectations of index fund investors to be crushed.

But I'm smiling.

Even in the midst of stumbling momentum stocks and stalling blue chips, I see exciting upside opportunities in several areas that will, I believe, help our portfolios achieve impressive performance this year. Here's a quick look at two:

A Sampling:

REAL ESTATE FUNDS

Funds that invest in real estate investment trusts (REITS) have begun to significantly outperform after an extended slumber. While they began to do well again earlier in 1996, the real acceleration began just a month or so ago. What's behind this? First, while the market begins to show concerns about the prospect for earnings and cash flow in the blue chip sector, we are in a period of strong earnings and cash flow for REITS. Fundamentally, the wind is at our back here. Second, because the underlying "product" of a REIT is a real piece of property, the movement of REIT prices does not always change in lockstep with the market as a whole. They have historically provided stabilizing diversification -- an attractive trait in a potentially rocky year. Third, REITS sport healthy yields of 4-7%, very attractive compared to the less than 2% offered by blue chips today. Because of their defensive nature and high yield, REITS are seeing investment dollars flow to them that normally, in other times like this, would have gone to utility stocks. Increased cash flow into a sector never hurts it, and the significance and potential of increased attention and direction of dollars loom large when you consider one amazing fact: AS THE NEW YEAR BEGAN, THE MARKET CAP OF ONE BLUE CHIP, MERCK, WAS 50% GREATER THAN THE COMBINED MARKET CAP OF ALL PUBLICLY TRADED REITS.



S&P 500                  +70%
Cohen & Steers Realty    +42%

[mountain chart representing comparative performance of S&P 500 vs.
Cohen & Steers Realty from January 1994 through December 1996]

REITS (as illustrated by C&S Realty, a fund we consider the best run overall in the sector) have lagged the broad market by a wide margin over the past three years. We think it's time for some "catch up."


S&P 500
Cohen & Steers Realty

[mountain chart representing comparative performance of S&P 500 vs. Cohen & Steers Realty from January 1996 through December 1996]

1996 was a good year for REITS, but the outperformance only began as recently as December. We think we're still in the early stages of the catch-up move.

SMALL CAP VALUE

We have recently made additions to another area that we believe will produce excellent risk-adjusted returns in 1997 and beyond: small cap value.

The seemingly inexorable rise in the dozen market-leading large cap growth stocks has left many small caps in a sleepy and relatively stagnant backwater. This is more a result of current fad and fashion than a reflection of the underlying relative merits the two groups. From just about any perspective, historic price earnings ratios, price-to-book, earnings growth, etcetera, "bargains" in the small cap arena far exceed those in the narrow list of blue chip high fliers.

Does that mean small caps must revive and begin to outperform their larger brethren? We believe that while markets may act irrationally and inefficiently in the short term, over the long haul we can expect efficient and rational relationships. As you can see from the accompanying charts, blue chips (as represented by the S&P 500) have moved well ahead of small caps (Russell 2000). At some point (next week? next year?) the lines will begin to move closer, probably due to some combination of strength in small caps and weakness in blue chips. Thus, in a market that the casual observer sees as troubled, we may be experiencing attractive gains. This should be especially noticeable in the low PE, non-momentum value end of the small cap spectrum.



S&P 500                   +70%
Russell 2000              +39%

[mountain chart representing comparative performance of S&P 500 vs.
Russell 2000 from January 1994 through December 1996]

Over the past three years, the large caps (S&P 500) have zoomed ahead of the small caps (Russell 2000). Long-term historic relationships indicate that this is an unrealistic margin, one that is likely to narrow at some point.



S&P 500                   +23%
Russell 2000              +15%

[mountain chart representing comparative performance of S&P 500 vs.
Russell 2000 from January 1996 through December 1996]

Relative performance between large cap and small cap widened enormously in 1996. When these lines get closer (as they are likely to do) it will mean superior small cap performance.


In conclusion, we fully expect 1997 to be "pay back time" for those shareholders who have shown the patience that is the hallmark of all long-term investors.

/s/ Bob Markman

MANAGEMENT'S DISCUSSION OF PERFORMANCE

A representation of the graphic material contained in the Markman Multifund Trust's December 31, 1996 Annual Report is set forth below.


1.   Growth of $10,000 invested on 1/31/95

DATE          MARKMAN CONSERVATIVE   LEHMAN INTERMEDIATE       LIPPER BALANCED
                  GROWTH FUND          GOVERNMENT BOND           FUND INDEX
                                          INDEX


1/31/95             10000                 10000                       10000
                    10140                 10125                       10032
                    10150                 10152                       10057
                    10140                 10230                       10094
                    10200                 10276                       10195
                    10040                 10197                       10143
                    10160                 10362                       10247
                    10190                 10384                       10237
                    10270                 10500                       10263
                    10350                 10542                       10302
                    10380                 10577                       10362
                    10390                 10597                       10382
                    10430                 10662                       10369
                    10600                 10828                       10500
                    10680                 10908                       10530
                    10630                 10873                       10527
                    10710                 11007                       10659
                    10780                 11065                       10692
                    10800                 11105                       10729
                    10900                 11210                       10742
                    10870                 11200                       10761
                    11070                 11415                       10814
                    11150                 11456                       10781
                    11030                 11293                       10685
                    11190                 11439                       10709
                    11180                 11434                       10739
                    11180                 11404                       10699
                    11250                 11447                       10724
                    11250                 11487                       10789
                    11420                 11667                       10846
                    11550                 11834                       10903
                    11550                 11788                       10867
                    11530                 11794                       10852
                    11510                 11792                       10934
                    11550                 11855                       10978
                    11490                 11815                       10961
                    11390                 11781                       11009
                    11490                 11883                       11038
                    11440                 11906                       11066
                    11490                 12001                       11078
                    11670                 12124                       11115
                    11760                 12254                       11160
                    11730                 12231                       11168
                    11650                 12166                       11182
                    11760                 12266                       11241
                    11832                 12325                       11255
                    11735                 12200                       11290
                    11810                 12300                       11306
                    11950                 12405                       11308
                    12198                 12671                       11352
                    12294                 12758                       11394
                    12241                 12625                       11282
                    12273                 12607                       11233
                    12380                 12703                       11250
                    12241                 12547                       11151
                    12359                 12644                       11179
                    12391                 12614                       11137
                    12423                 12541                       11076
                    12456                 12599                       11156
                    12553                 12645                       11167
                    12671                 12705                       11157
                    12617                 12487                       11092
                    12789                 12809                       11175
                    12897                 12899                       11187
                    12886                 12824                       11161
                    12864                 12869                       11128
                    12832                 12816                       11150
                    12692                 12785                       11160
                    12746                 12890                       11254
                    12596                 12643                       11160
                    12337                 12411                       11252
                    12413                 12491                       11257
                    12359                 12448                       11244
                    12520                 12885                       11378
                    12542                 12850                       11388
                    12628                 12898                       11393
                    12671                 12889                       11341
                    12660                 12783                       11307
                    12735                 13085                       11396
                    12725                 13125                       11368
                    12768                 13204                       11438
                    12875                 13428                       11522
                    12864                 13424                       11515
                    12886                 13500                       11550
                    12843                 13358                       11557
                    12940                 13729                       11663
                    13058                 13852                       11705
                    13133                 13930                       11717
                    13209                 14113                       11765
                    13176                 13914                       11717
                    13155                 13797                       11710
                    13273                 13991                       11710
12/31/96            13382                 13940                       11706

Past performance is not predictive of future performance.


2.   Growth of $10,000 invested on 1/31/95

DATE           MARKMAN MODERATE         S&P 500                 LIPPER EQUITY
                 GROWTH FUND                                   INCOME FUND INDEX


1/31/95             10000                10000                      10000
                    10220                10229                      10136
                    10270                10276                      10200
                    10220                10283                      10254
                    10320                10389                      10321
                    10240                10285                      10212
                    10340                10521                      10376
                    10350                10569                      10397
                    10440                10763                      10560
                    10550                10826                      10681
                    10590                10822                      10681
                    10580                10873                      10741
                    10630                11011                      10816
                    10730                11222                      10975
                    10840                11310                      11072
                    10860                11232                      10988
                    10860                11448                      11148
                    10970                11447                      11180
                    11040                11526                      11198
                    11180                11689                      11275
                    11130                11711                      11291
                    11420                11971                      11515
                    11590                12049                      11561
                    11430                11917                      11471
                    11740                12120                      11615
                    11600                12067                      11645
                    11670                12070                      11597
                    11710                12042                      11641
                    11660                12087                      11707
                    11980                12320                      11899
                    12140                12610                      12112
                    12150                12602                      12087
                    12160                12671                      12091
                    12060                12606                      12088
                    12120                12652                      12130
                    12160                12667                      12061
                    12060                12594                      11941
                    12130                12707                      12061
                    12120                12782                      12111
                    12140                13028                      12322
                    12340                13196                      12458
                    12440                13388                      12613
                    12390                13411                      12656
                    12280                13274                      12600
                    12390                13354                      12704
                    12395                13456                      12815
                    12241                13241                      12653
                    12483                13351                      12723
                    12659                13593                      12876
                    13033                14163                      13243
                    13110                14297                      13335
                    13110                14141                      13214
                    13176                14285                      13202
                    13253                14279                      13361
                    13033                14008                      13173
                    13121                14192                      13314
                    13099                14191                      13340
                    13132                14098                      13250
                    13154                14116                      13285
                    13286                14182                      13335
                    13496                14322                      13436
                    13320                13982                      13189
                    13683                14595                      13582
                    13804                14764                      13713
                    13694                14664                      13644
                    13716                14793                      13693
                    13595                14638                      13622
                    13309                14661                      13612
                    13452                14749                      13666
                    13165                14362                      13417
                    12516                13833                      13084
                    12615                13954                      13138
                    12560                13894                      13087
                    12868                14639                      13575
                    12813                14603                      13544
                    12835                14676                      13643
                    12945                14675                      13654
                    12879                14485                      13551
                    13088                15044                      13888
                    13143                15193                      13952
                    13198                15201                      13987
                    13364                15560                      14251
                    13342                15571                      14229
                    13353                15714                      14368
                    13231                15436                      14211
                    13452                16126                      14601
                    13540                16318                      14779
                    13584                16476                      14889
                    13716                16801                      15136
                    13617                16423                      14925
                    13551                16187                      14767
                    13716                16639                      15021
12/31/96            13834                16469                      15036

Past performance is not predictive of future performance.


3. Growth of $10,000 invested on 1/31/95

DATE           MARKMAN AGGRESSIVE        S&P 500             LIPPER GROWTH
                  GROWTH FUND                                 FUND INDEX


1/31/95             10000                 10000                 10000
                    10250                 10229                 10215
                    10270                 10276                 10329
                    10190                 10283                 10368
                    10230                 10389                 10371
                    10160                 10285                 10315
                    10300                 10521                 10510
                    10330                 10569                 10558
                    10590                 10763                 10783
                    10450                 10826                 10728
                    10620                 10822                 10827
                    10480                 10873                 10790
                    10720                 11011                 10986
                    10780                 11222                 11133
                    11010                 11310                 11293
                    11190                 11232                 11274
                    11000                 11448                 11318
                    11230                 11447                 11443
                    11440                 11526                 11568
                    11800                 11689                 11843
                    11620                 11711                 11745
                    12190                 11971                 12194
                    12530                 12049                 12350
                    12170                 11917                 12060
                    12710                 12120                 12416
                    12420                 12067                 12312
                    12620                 12070                 12416
                    12710                 12042                 12469
                    12560                 12087                 12419
                    13070                 12320                 12820
                    13250                 12610                 13021
                    13220                 12602                 12972
                    13190                 12671                 12931
                    12900                 12606                 12740
                    12930                 12652                 12836
                    13060                 12667                 12809
                    12950                 12594                 12730
                    12950                 12707                 12852
                    12840                 12782                 12827
                    12690                 13028                 12836
                    13050                 13196                 13082
                    13080                 13388                 13173
                    12960                 13411                 13049
                    12900                 13274                 12945
                    13030                 13354                 13030
                    12931                 13456                 13117
                    12720                 13241                 12858
                    13087                 13351                 13103
                    13298                 13593                 13294
                    13777                 14163                 13768
                    13776                 14297                 13862
                    13810                 14141                 13794
                    13866                 14285                 13843
                    13833                 14279                 13926
                    13632                 14008                 13758
                    13677                 14192                 13827
                    13632                 14191                 13810
                    13710                 14098                 13802
                    13855                 14116                 13868
                    14133                 14182                 13979
                    14511                 14322                 14161
                    14322                 13982                 13882
                    14945                 14595                 14401
                    15135                 14764                 14514
                    14868                 14664                 14335
                    14823                 14793                 14419
                    14589                 14638                 14316
                    14100                 14661                 14172
                    14322                 14749                 14272
                    13888                 14362                 13880
                    12942                 13833                 13230
                    13098                 13954                 13394
                    12965                 13894                 13348
                    13443                 14639                 14040
                    13321                 14603                 13989
                    13298                 14676                 14023
                    13432                 14675                 14111
                    13298                 14485                 13960
                    13655                 15044                 14448
                    13755                 15193                 14596
                    13799                 15201                 14675
                    14055                 15560                 15015
                    14033                 15571                 15035
                    14022                 15714                 15021
                    13777                 15436                 14752
                    14155                 16126                 15321
                    14311                 16318                 15479
                    14356                 16476                 15559
                    14534                 16801                 15826
                    14356                 16423                 15602
                    14278                 16187                 15353
                    14478                 16639                 15610
12/31/96            14658                 16469                 15527

Past performance is not predictive of future performance.


By its very nature, a fund of funds such as the Markman MultiFund Trust will tend to have a portfolio that is much more diversified than the contents of most single market averages. There will be times when that diversification leads to either a short period of out-performance or under-performance. The theory is that over extended market cycles, a broadly diversified portfolio may produce superior risk-adjusted returns. The Funds' first 23 months of existence were marked by a sharp and steady advance in the S&P 500. Not only was the two year period 1995-1996 one of the best in history for the S&P 500, its return was accomplished without a significant correction. In this environment, the diversification of the Funds acted as a drag on performance.

Additionally, all three portfolios suffered, to varying degrees, from the buy/sell decisions that, in hindsight, were too short-term oriented. This had particular impact during the summer months, when we experienced the downside volatility of a relatively aggressive stance and then did not rebound as strongly as the market due to more cautious repositioning.

As we noted in our 3rd quarter report, we have taken steps to avoid the potential pitfalls associated with too frequent trading. Shareholders will note that in all three portfolios the major positions as of 12/31 are essentially the same as those on 9/30. This extension of time horizons along with selective active allocation will, we believe, produce the returns we expect.

For more information on each Fund, see the subsequent discussions.

THE MARKMAN MULTIFUNDS PERFORMANCE

Markman CONSERVATIVE Growth Fund

This is a good time to again stress how high a premium we place on stability and regularity of return in this Fund.

We made very few changes in the portfolio in the past quarter; the same funds, representing some 70%+ of our assets, remained in the top five spots. They are a remarkable group managed by iconoclastic and independent thinking managers. What is of particular comfort to our "steady as she goes" Conservative Fund investors is that the average length of experience for these managers approaches 25 years. I doubt there is much the market could show these guys that would surprise them.

This is a good time to again stress how high a premium we place on STABILITY and REGULARITY of return in this Fund. As our new quarterly snapshot feature, the "HOW WE GOT THERE" graph illustrates, the ride a shareholder experiences in the Conservative Fund bears little resemblance to the often pothole-cluttered road of the market.


MARKMAN CONSERVATIVE GROWTH FUND COMPARISON


                              Markman Conservative             Lipper Balanced           Lehmen Int.
                                 Growth Fund                     Fund Index           Gov't. Bond Index


4TH QTR. 1996                        4.8%                          5.6%                     2.3%

1996                                13.4%                          13.0%                    4.0%

SINCE INCEPTION*                    16.4%                          18.9%                    8.6%

* From February 1, 1995 (annualized)

PORTFOLIO OF INVESTMENTS  -  MARKMAN CONSERVATIVE GROWTH FUND - DECEMBER 31, 1996

FUND                                                        SHARES        MARKET VALUE   % OF TOTAL     STATUS*
                                                                                                      (UNAUDITED)

SOGEN INTERNATIONAL FUND, INC.......................       277,372       $ 7,236,632           17.0%       +
NORTHEAST INVESTORS TRUST...........................       650,332         7,231,695           17.0        -
FRANKLIN MUTUAL QUALIFIED FUND......................       219,842         7,138,262           16.8        +
THE MERGER FUND.....................................       459,485         6,483,338           15.2        +
THE ROBERTSON STEPHENS CONTRARIAN FUND**............       194,691         3,226,024            7.6        -
YACKTMAN FUND, INC..................................       226,021         3,015,124            7.1        +
COHEN & STEERS REALTY SHARES........................        57,264         2,582,039            6.1       NEW
LINDNER DIVIDEND FUND, INC..........................        73,151         2,011,662            4.7        -
T. ROWE PRICE SMALL CAP VALUE FUND..................       102,202         1,999,066            4.7        -
VANGUARD SPECIALIZED HEALTH CARE PORTFOLIO..........        27,058         1,578,835            3.7        -
                                                                          ----------          ------
TOTAL INVESTMENTS  (COST $41,796,822).............................        42,502,677           99.9
OTHER ASSETS AND LIABILITIES (NET)................................            76,455            0.1
                                                                          ----------          ------
NET ASSETS........................................................       $42,579,132          100.0%
                                                                          ==========          ======

See accompanying notes to financial statements.

* "+" means larger percentage than end of prior quarter, "-" means smaller percentage than end of prior quarter, "new" means did not appear in prior quarter.
** Non-income producing security

FUNDS ELIMINATED DURING
THE 4TH QUARTER:  NONE


THE MARKMAN MULTIFUNDS PERFORMANCE

Markman MODERATE Growth Fund

We believe we have a lineup of winners in this portfolio; we intend to let them do their thing for us.

We are pleased with the nearly 5% gain in the portfolio this quarter, given the lower-risk stance we took.

As our "middle-of-the-road" offering, we continue to combine what we feel are the best ideas from both the Conservative and Aggressive portfolios along with choices that we believe will produce a balanced risk/reward profile. As we proceed through 1997, we will continue to stress broad diversification and greatly reduced turn-over. We believe we have a lineup of winners in this portfolio; we intend to let them do their thing for us.

The "HOW WE GOT THERE" snapshot graph of the fourth quarter helps to give you a fuller picture of the dynamic we are attempting to create. As you can see, in a strong S&P 500 uptrend we WILL lag; but when things get rocky and volatile (as in December), we have the potential to shine.


MARKMAN MODERATE GROWTH FUND COMPARISON


                            Markman Moderate                  S&P 500            Lipper Equity
                              Growth Fund                                      Income Fund Index


4TH QTR. 1996                     4.8%                         8.3%                    7.5%

1996                             11.1%                        22.9%                   17.9%

SINCE INCEPTION*                 18.5%                        29.8%                   23.7%

* From February 1, 1995 (annualized)

PORTFOLIO OF INVESTMENTS  -  MARKMAN MODERATE GROWTH FUND - DECEMBER 31, 1996

FUND                                                        SHARES        MARKET VALUE   % OF TOTAL     STATUS*
                                                                                                      (UNAUDITED)


FRANKLIN MUTUAL DISCOVERY FUND........................     683,101      $ 11,735,682           14.9%       +
FRANKLIN MUTUAL BEACON FUND...........................     290,494        11,314,732           14.4        +
YACKTMAN FUND, INC....................................     829,463        11,065,039           14.1        +
NORTHEAST INVESTORS TRUST.............................     965,281        10,733,922           13.6        +
JANUS WORLDWIDE FUND..................................     235,394         7,930,420           10.1        +
VANGUARD U.S. GROWTH PORTFOLIO........................     264,374         6,276,238            8.0        -
OAKMARK INTERNATIONAL FUND............................     324,263         5,084,439            6.5
STEIN ROE CAPITAL OPPORTUNITY FUND**..................     115,516         3,247,161            4.1        -
COHEN & STEERS REALTY SHARES..........................      59,059         2,662,973            3.4       NEW
VANGUARD SPECIALIZED HEALTH CARE PORTFOLIO............      43,447         2,535,145            3.2        +
ARTISAN SMALL CAP FUND**..............................     180,241         2,400,813            3.1       NEW
FRANKLIN MUTUAL EUROPEAN FUND.........................     138,852         1,581,520            2.0       NEW
THE ROBERTSON STEPHENS PARTNERS FUND..................     103,631         1,513,013            1.9       NEW
                                                                         -----------           -----
TOTAL INVESTMENTS (COST $75,919,101)..............................        78,081,097           99.3
OTHER ASSETS AND LIABILITIES (NET)................................           545,712             .7
                                                                         -----------           -----
NET ASSETS........................................................       $78,626,809           100.0%
                                                                         ===========           =====

See accompanying notes to financial statements.

 * "+" means larger percentage than end of prior quarter, "-" means smaller percentage than end of prior quarter, "new" means did not appear in prior quarter.
** Non-income producing security

FUNDS ELIMINATED DURING
THE 4TH QUARTER:
RYDEX SERIES TRUST-URSA FUND
PBHG SELECT EQUITY FUND
T. ROWE PRICE BLUE CHIP FUND
ARTISAN INTERNATIONAL FUND


THE MARKMAN MULTIFUNDS PERFORMANCE

Markman AGGRESSIVE Growth Fund

Our late summer rotation away from high price to earnings aggressive momentum growth funds and into U.S. value and diversified international funds has paid off thus far.

Our late summer rotation away from high price to earnings aggressive momentum funds and into U.S. value and diversified international funds has paid off thus far. While the Fund did slightly lag the blow-out numbers of the S&P 500, during the 4th quarter we exceeded most other relevant comparative indices including the Lipper Growth, NASDAQ, Russell 2000, and Investor's Daily Growth Fund Index.

As with the Conservative and Moderate portfolios, reduced turnover and our diversification helped us to weather a rocky year-end. As you can see in the "snapshot" graph, we continued to move ahead in December while the S&P 500 was LOSING 2%. While we would not want you to assume from that very brief period that we could always make money in a down market, we do think it gives some real confirmation that our well thought out diversification can help to maintain an excellent upside while sidestepping overly speculative risk levels.


MARKMAN AGGRESSIVE GROWTH FUND COMPARISON


                         Markman Aggresive           S&P 500        Lipper Growth
                           Growth Fund                               Fund Index


4TH QTR. 1996                 6.2%                    8.3%              5.8%

1996                         11.7%                   22.9%             17.5%

SINCE INCEPTION*             22.1%                   29.8%             25.8%

* From February 1, 1995 (annualized)

PORTFOLIO OF INVESTMENTS  -  MARKMAN AGGRESIVE GROWTH FUND - DECEMBER 31, 1996

FUND                                                        SHARES        MARKET VALUE      % OF TOTAL   STATUS*
                                                                                                         (UNAUDITED)


FRANKLIN MUTUAL SHARES................................     162,512      $ 15,089,231          17.8%        +
VANGUARD U.S. GROWTH PORTFOLIO........................     443,604        10,531,151          12.5         -
OAKMARK INTERNATIONAL FUND............................     504,163         7,905,284           9.4         +
YACKTMAN FUND, INC....................................     588,489         7,850,444           9.3         +
TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND........     882,340         6,494,026           7.7         -
FRANKLIN MUTUAL EUROPEAN FUND.........................     553,936         6,309,329           7.5         +
OAKMARK SMALL CAP FUND**..............................     418,971         6,049,945           7.1         +
INVESCO EUROPEAN FUND.................................     344,093         5,457,323           6.5         +
STEIN ROE CAPITAL OPPORTUNITY FUND**..................     166,714         4,686,332           5.6         -
FEDERATED MINI-CAP FUND...............................     324,304         4,553,224           5.4        NEW
T. ROWE PRICE BLUE CHIP FUND..........................     226,954         4,325,749           5.1         -
COHEN & STEERS REALTY SHARES..........................      94,840         4,276,320           5.1        NEW
                                                                          ----------          ----
TOTAL INVESTMENTS (COST $81,195,693)..............................        83,528,358          99.0
OTHER ASSETS AND LIABILITIES (NET.................................           800,540           1.0
                                                                          ----------          ----
NET ASSETS........................................................       $84,328,898         100.0%
                                                                          ==========         ======


See accompanying notes to financial statements.

 * "+" means larger percentage than end of prior quarter, "-" means smaller percentage than end of prior quarter, "new" means did not appear in prior quarter.
** Non-income producing security

FUNDS ELIMINATED DURING
THE 4TH QUARTER:
FIDELITY LATIN AMERICA FUND
PBHG SELECT EQUITY FUND
RYDEX SERIES TRUST - NOVA FUND
PBHG EMERGING GROWTH FUND


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  -  DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------
                                                      CONSERVATIVE      MODERATE         AGGRESSIVE
ASSETS                                                GROWTH FUND       GROWTH FUND      GROWTH FUND


INVESTMENTS IN SECURITIES:
   AT ACQUISITION COST...........................    $  41,796,822     $  75,919,101    $  81,195,693
                                                     =============     =============    =============
   AT VALUE (NOTE 1).............................    $  42,502,677     $  78,081,097    $  83,528,358
CASH.............................................              ---           741,470        1,290,398
RECEIVABLE FOR SECURITIES SOLD...................          399,990               ---              ---
RECEIVABLE FOR CAPITAL SHARES SOLD...............          151,916           137,280           25,111
DIVIDENDS RECEIVABLE.............................            2,456             3,823            3,581
OTHER ASSETS                                                   273               ---            8,294
                                                     -------------     -------------    -------------
   TOTAL ASSETS                                      $  43,057,312     $  78,963,670    $  84,855,742
                                                     -------------     -------------    -------------

-----------------------------------------------------------------------------------------------------
LIABILITIES

PAYABLE FOR CAPITAL SHARES REDEEMED..............    $     266,788     $     197,159    $     381,944
DISTRIBUTIONS PAYABLE TO SHAREHOLDERS............           69,715            73,666           75,398
PAYABLE FOR BANK OVERDRAFT.......................          107,346               ---              ---
PAYABLE TO AFFILIATES (NOTE 3)...................           34,299            64,280           69,404
OTHER LIABILITIES................................               32             1,756               98
                                                     -------------     -------------    -------------
   TOTAL LIABILITIES.............................    $     478,180     $     336,861    $     526,844
                                                     -------------     -------------    -------------

-----------------------------------------------------------------------------------------------------
NET ASSETS

NET ASSETS CONSIST OF:
CAPITAL SHARES...................................    $  41,991,717     $  76,659,367    $  82,001,304
UNDISTRIBUTED NET INVESTMENT INCOME..............            1,335                29               32
DISTRIBUTIONS IN EXCESS OF NET REALIZED GAINS....         (119,775)         (194,583)          (5,103)
NET UNREALIZED APPRECIATION ON INVESTMENTS.......          705,855         2,161,996        2,332,665
                                                     -------------     -------------    -------------
   NET ASSETS....................................    $  42,579,132     $  78,626,809    $  84,328,898
                                                     =============     =============    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   (UNLIMITED NUMBER OF SHARES AUTHORIZED,
   NO PAR VALUE)(NOTE 4).........................        3,706,796         6,842,584        6,879,341
                                                     =============     =============    =============
NET ASSET VALUE, REDEMPTION PRICE AND
   OFFERING PRICE PER SHARE (NOTE 1).............    $       11.49     $       11.49    $       12.26
                                                     =============     =============    =============

See Accompanying Notes to Financial Statements


STATEMENT OF OPERATIONS  -  FOR THE YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------

                                                      CONSERVATIVE             MODERATE       AGGRESSIVE
INVESTMENT INCOME                                      GROWTH FUND          GROWTH FUND      GROWTH FUND


DIVIDEND INCOME...............................       $   1,249,147        $   1,897,127    $   1,171,534
                                                     -------------        -------------    -------------

EXPENSES

INVESTMENT ADVISORY FEES......................             270,354              772,803          847,620
INDEPENDENT TRUSTEES' FEES....................              14,000               14,000           14,000
                                                     -------------        -------------    -------------
   TOTAL EXPENSES (NOTE 3)....................             284,354              786,803          861,620
                                                     -------------        -------------    -------------
NET INVESTMENT INCOME.........................             964,793            1,110,324          309,914
                                                     -------------        -------------    -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS

NET REALIZED GAINS FROM SECURITY TRANSACTIONS.             612,693            1,942,355        1,705,972
CAPITAL GAIN DISTRIBUTIONS FROM OTHER
   INVESTMENT COMPANIES.......................           1,573,569            3,505,633        3,846,983
NET CHANGE IN UNREALIZED
   APPRECIATION/DEPRECIATION ON INVESTMENTS...             530,876              797,362        2,238,283
                                                     -------------        -------------    -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS         2,717,138            6,245,350        7,791,238
                                                     -------------        -------------    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $   3,681,931        $   7,355,674    $   8,101,152
                                                     =============        =============    =============


STATEMENTS OF CHANGES IN NET ASSETS  -  FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
-----------------------------------------------------------------------------------------------------------------------------------
                                                         CONSERVATIVE                 MODERATE                    AGGRESSIVE
FROM OPERATIONS                                           GROWTH FUND                GROWTH FUND                 GROWTH FUND
                                                      1996         1995          1996          1995          1996           1995
                                                 ------------------------    ------------------------     -------------------------


NET INVESTMENT INCOME.........................   $   964,793    $ 157,456    $1,110,324    $  174,168     $  309,914      $  29,514
NET REALIZED GAINS FROM SECURITY TRANSACTIONS.       612,693      340,634     1,942,355     2,000,269      1,705,972      2,755,722
CAPITAL GAIN DISTRIBUTIONS FROM OTHER
   INVESTMENT COMPANIES.......................     1,573,569      193,168     3,505,633     1,361,368      3,846,983      1,448,986
NET CHANGE IN UNREALIZED APPRECIATION/
    DEPRECIATION ON INVESTMENTS...............       530,876      174,979       797,362     1,364,634      2,238,283         94,382
                                                 -----------    ---------     ---------    ----------      ---------      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS....     3,681,931      866,237     7,355,674     4,900,439      8,101,152      4,328,604
                                                 -----------    ---------     ---------    ----------      ---------      ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS

DIVIDENDS FROM NET INVESTMENT INCOME..........      (963,458)    (157,456)   (1,110,295)     (174,168)      (309,882)       (29,514)
DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME (NOTE 1)..............      (627,137)     (33,397)     (860,538)     (743,836)      (689,085)      (728,239)
DISTRIBUTIONS FROM NET REALIZED GAINS.........    (1,678,900)    (500,405)   (4,782,033)   (2,617,801)    (4,868,973)    (3,476,469)
                                                  -----------    ---------   -----------    ----------    -----------      ---------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS..............    (3,269,495)    (691,258)   (6,752,866)   (3,535,805)    (5,867,940)    (4,234,222)
                                                  -----------    ---------   -----------    ----------    -----------      ---------


FROM CAPITAL SHARE TRANSACTIONS  (NOTE 4)

PROCEEDS FROM SHARES SOLD.....................    49,145,757   11,949,211     70,199,331   40,307,575     80,691,707     42,808,631
NET ASSET VALUE OF SHARES ISSUED IN
   REINVESTMENT OF DISTRIBUTIONS
   TO SHAREHOLDERS............................     3,199,781      686,564      6,679,202    3,504,110      5,792,545      4,179,128
PAYMENTS FOR SHARES REDEEMED..................   (20,031,002)  (2,988,594)   (37,842,170)  (6,228,681)   (46,714,062)    (4,786,645)
                                                  -----------  ----------    -----------    ----------    -----------      ---------
NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS................    32,314,536    9,647,181     39,036,363   37,583,004     39,770,190     42,201,114
                                                  -----------    ---------   -----------    ----------    -----------      ---------
TOTAL INCREASE IN NET ASSETS..................    32,726,972    9,822,160     39,639,171   38,947,638     42,003,402     42,295,496


NET ASSETS:

BEGINNING OF YEAR.............................     9,852,160       30,000     38,987,638        40,000    42,325,496         30,000
                                                  -----------  -----------   -----------    ----------    -----------    -----------
END OF YEAR...................................   $42,579,132   $9,852,160    $78,626,809   $38,987,638   $84,328,898    $42,325,496
                                                  ===========  ===========   ===========   ===========    ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME              $     1,335   $       -     $        29   $        -    $        32    $        -
                                                  ===========  ===========   ===========   ===========    ===========    ===========

See Accompanying Notes to Financial Statements


FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS - MARKMAN CONSERVATIVE GROWTH FUND Per share data for a share outstanding throughout each period.

                                                                                  YEAR             PERIOD
                                                                                  ENDED            ENDED
                                                                                  DECEMBER 31,     DECEMBER 31,
                                                                                  1996             1995 (A)


NET ASSET VALUE - BEGINNING OF PERIOD........................................ $     10.97       $    10.00
                                                                              -----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME.....................................................        0.28             0.19
   NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS..........................        1.19             1.61
                                                                              -----------       ----------
TOTAL FROM INVESTMENT OPERATIONS.............................................        1.47             1.80
                                                                              -----------       ----------
LESS DISTRIBUTIONS:
   DIVIDENDS FROM NET INVESTMENT INCOME......................................       (0.28)          (0.19)
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME..........................       (0.18)          (0.04)
   DISTRIBUTIONS FROM NET REALIZED GAINS.....................................       (0.49)          (0.60)
                                                                              -----------       ----------
TOTAL DISTRIBUTIONS..........................................................       (0.95)          (0.83)
                                                                              -----------       ----------
NET ASSET VALUE - END OF PERIOD.............................................. $     11.49         $ 10.97
                                                                              ===========       ==========
TOTAL RETURN.................................................................       13.41%          18.00%
                                                                              ===========       ==========
NET ASSETS - END OF PERIOD (000'S)........................................... $     42,579        $  9,852
                                                                              ===========       ==========
RATIO OF EXPENSES TO AVERAGE NET ASSETS......................................       0.95%           0.95%(B)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS.........................       3.21%           3.02%(B)
PORTFOLIO TURNOVER RATE......................................................        104%            176%


FINANCIAL HIGHLIGHTS - MARKMAN MODERATE GROWTH FUND Per share data for a share outstanding throughout each period.


NET ASSET VALUE - BEGINNING OF PERIOD........................................  $    11.31       $    10.00
                                                                              -----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME.....................................................        0.18             0.06
   NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS..........................        1.08             2.39
                                                                              -----------       ----------
   TOTAL FROM INVESTMENT OPERATIONS..........................................        1.26             2.45
                                                                              -----------       ----------
LESS DISTRIBUTIONS:
   DIVIDENDS FROM NET INVESTMENT INCOME......................................       (0.18)           (0.06)
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME..........................       (0.14)           (0.24)
   DISTRIBUTIONS FROM NET REALIZED GAINS.....................................       (0.76)           (0.84)
                                                                              -----------       ----------
TOTAL DISTRIBUTIONS..........................................................       (1.08)           (1.14)
                                                                              -----------       ----------
NET ASSET VALUE - END OF PERIOD.............................................. $     11.49          $ 11.31
                                                                              ===========       ==========
TOTAL RETURN.................................................................       11.11%           24.50%
                                                                              ===========       ==========
NET ASSETS - END OF PERIOD (000'S)...........................................  $   78,627          $ 38,988
                                                                              ===========        ==========
RATIO OF EXPENSES TO AVERAGE NET ASSETS......................................        0.95%            0.95%(B)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS.........................        1.34%            0.77%(B)
PORTFOLIO TURNOVER RATE......................................................         280%             141%



FINANCIAL HIGHLIGHTS - MARKMAN AGGRESSIVE GROWTH FUND Per share data for a share outstanding throughout each period.


NET ASSET VALUE - BEGINNING OF PERIOD.......................................  $     11.79         $    10.00
                                                                              -----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME....................................................         0.05               0.01
   NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS.........................         1.34               3.11
                                                                              -----------         ----------
TOTAL FROM INVESTMENT OPERATIONS............................................         1.39               3.12
                                                                              -----------         ----------
LESS DISTRIBUTIONS:

   DIVIDENDS FROM NET INVESTMENT INCOME.....................................        (0.05)             (0.01)
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME.........................        (0.11)             (0.23)
   DISTRIBUTIONS FROM NET REALIZED GAINS....................................        (0.76)             (1.09)
                                                                              -----------         ----------
TOTAL DISTRIBUTIONS.........................................................        (0.92)             (1.33)
                                                                              -----------         ----------
NET ASSET VALUE - END OF PERIOD.............................................  $     12.26         $    11.79
                                                                              ===========         ==========
TOTAL RETURN................................................................        11.72%             31.21%
                                                                              ===========         ==========
NET ASSETS - END OF PERIOD (000'S)..........................................  $    84,329         $   42,325
                                                                              ===========         ==========
RATIO OF EXPENSES TO AVERAGE NET ASSETS.....................................         0.95%              0.95%(B)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS........................         0.34%              0.15%(B)
PORTFOLIO TURNOVER RATE.....................................................          340%               204%

(A) Represents the period from the initial public offering of shares (January
    26, 1995) through December 31, 1995. No income was earned or expenses incurred from the date the initial shares were purchased by the Adviser through the date of public offering.
(B) Annualized.

See Accompanying Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

The Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end non-diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers three series of shares to investors: the Markman Conservative Growth Fund, the Markman Moderate Growth Fund and the Markman Aggressive Growth Fund (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund at $10.00 per share. The public offering of shares commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser.

The Markman Conservative Growth Fund seeks to provide current income and low to moderate growth of capital. The Markman Moderate Growth Fund seeks growth of capital and a reasonable level of current income. The Markman Aggressive Growth Fund seeks capital appreciation without regard to current income.

THE FOLLOWING IS A SUMMARY OF THE TRUST'S SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of open-end management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

SHARE VALUATION -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Funds' tax returns and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications were made to the components of net assets to conform with generally accepted accounting principles.


FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1996:

                                                          CONSERVATIVE     MODERATE         AGGRESSIVE
                                                          GROWTH FUND      GROWTH FUND      GROWTH FUND


GROSS UNREALIZED APPRECIATION                             $1,111,159       $2,512,204       $2,911,234
GROSS UNREALIZED DEPRECIATION                               (525,653)        (544,794)        (619,589)
-------------------------------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                 $585,506       $1,967,410       $2,291,645
=======================================================================================================
FEDERAL INCOME TAX COST                                  $41,917,171      $76,113,687      $81,236,713
=======================================================================================================


NOTES TO FINANCIAL STATEMENTS

2.   INVESTMENT TRANSACTIONS

During the year ended December 31, 1996, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $60,831,327 and $29,171,071, respectively, for the Markman Conservative Growth Fund, $254,909,767and $217,973,558, respectively, for the Markman Moderate Growth Fund, and $321,099,286 and $284,090,104, respectively, for the Markman Aggressive Growth Fund.

3.  TRANSACTIONS WITH AFFILIATES

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other trustees and officers of the Trust are officers of the Adviser or of MGF Service Corp.
(MGF), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of .95% of average daily net assets of each Fund. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent trustees.

ADMINISTRATION, ACCOUNTING, AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and MGF, MGF supplies non-investment related statistical and research data, internal regulatory compliance services, and executive and administrative services for each of the Funds. MGF supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. MGF also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays MGF a monthly base fee, an asset based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including but not limited to, postage and supplies.

4.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital share transactions as shown in the State ments of Changes in Net Assets are the result of the following capital share transactions for the years ended December 31, 1996 and 1995:


1996                                        CONSERVATIVE          MODERATE             AGGRESSIVE
                                            GROWTH FUND           GROWTH FUND          GROWTH FUND


Share Sold                                  4,224,322             5,984,900            6,577,451

Shares Issued in Reinvestment
of Distributions to Shareholders              278,484               581,306              472,475

Shares Redeemed                            (1,694,000)           (3,169,616)          (3,759,415)
                                            ----------            -----------          ----------
Net Increase in Shares Outstanding          2,808,806             3,396,590            3,290,511

Shares Outstanding, Beginning of Year         897,990             3,445,994            3,588,830
                                            ----------            -----------          ----------
Shares Outstanding, End of Year             3,706,796             6,842,584            6,879,341
                                            ==========            ===========          ==========


1995                                        CONSERVATIVE          MODERATE             AGGRESSIVE
                                            GROWTH FUND           GROWTH FUND          GROWTH FUND


Shares Sold                                 1,099,287             3,661,638             3,621,298

Shares Issued in Reinvestment
of Distributions to Shareholders               62,586               309,824               354,464

Shares Redeemed                              (266,883)             (529,468)             (389,932)
                                             ---------            ----------             ---------
Net Increase in Shares Outstanding            894,990             3,441,994              3,585,830

Shares Outstanding, Beginning of Year           3,000                 4,000                  3,000
                                             ---------            ----------             ---------
Shares Outstanding, End of Year               897,990             3,445,994              3,588,830
                                             =========            ==========             =========


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE
MARKMAN MULTIFUND TRUST:

We have audited the accompanying statement of assets and liabilities of the Markman Conservative Growth Fund, the Markman Moderate Growth Fund and the Markman Aggressive Growth Fund of Markman MultiFund Trust (a Massachusetts business trust), including the portfolios of investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated thereon (see pages 7, 9, 11-16). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Markman Conservative Growth Fund, the Markman Moderate Growth Fund and the Markman Aggressive Growth Fund as of December 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

CINCINNATI, OHIO
JANUARY 10, 1997

FIRST CLASS

THE MARKMAN MULTIFUNDS
6600 France Avenue So., Suite 565
Minneapolis, Minnesota 55435

PORTFOLIO/STRATEGY UPDATE

To hear Bob Markman's weekly
market overview and
MultiFund activity report,
dial 1-800-975-5463.

PROSPECTUS

For copies of the
Markman Prospectus,
dial 1-800-232-4792.

PRICELINE

Call anytime for
up-to-the-minute net
asset values
at 1-800-536-8679.

HELPLINE

For an application form,
for assistance in
completing an application,
or for general administrative
questions, dial 1-800-707-2771.

ONLINE

Bob's on the Internet!
Check for net asset values and more
at http://www.markman.com

Authorized for distribution only if preceded or accompanied by a current prospectus.


INVESTMENT ADVISER
Markman Capital Management, Inc.
6600 France Ave. So., Suite 565
Minneapolis, Minnesota 55435
Telephone: 612-920-4848
Toll-free: 1-800-395-4848

SHAREHOLDER SERVICES
c/o MGF Service Corp.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-3874
Telephone: 513-629-2070
Toll-free: 1-800-707-2771

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